SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
U.S. Statutory tax rate	21.00%	21.00%	21.00%
Change in valuation reserve on deferred tax assets		(21.00%)	(21.00%)
Income tax (provision) benefit